Consolidated Schedule of Investments (unaudited)
December 31, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Investments—87.6%
Secondary Investments — 75.2%(a)
North America — 48.3%
Accel VI, L.P.	6/30/25	$298,803 *
Accel VI-S, L.P.	6/30/25	199,038 *
Advent Global Technology III-A SCSp	7/15/25	— *,(b)
Advent International GPE IX Ltd. Partnership	6/30/25	11,924,883 *
Advent International GPE XI-C SCSp	6/20/25	— *,(b)
AEA Investors Fund VII L.P.	1/1/25	34,450,687 *
AKKR Isosceles CV L.P.	6/17/25	10,095,968 *
Apex 9 USD (Feeder) L.P.	10/1/25	4,962,723 *
Avenir Growth Partners II, L.P.	6/30/25	1,004,420 *
Avenir Growth Partners III, L.P.	6/30/25	1,394,685 *
Avenir Growth Partners IV, L.P.	6/30/25	4,171,371 *
Avenir Growth Partners V, L.P.	6/30/25	2,156,433 *
BAH Forefront, L.P.	1/28/25	52,718,438 *
Bain Capital Beacon Roll SPV XII, L.P.	3/27/25	698,429 *
Bain Capital Beacon Roll SPV XIII, L.P.	3/27/25	1,218,306 *
Bain Capital Fund XII, L.P.	12/31/24	38,116,729 *
Bain Capital Fund XIII, L.P.	12/31/24	32,348,421 *
Bain Capital Fund XIV, L.P.	1/17/25	(189,901) *,(b)
Bain Capital Venture Coinvestment Fund II, L.P.	6/30/25	1,727,578 *
Bain Capital Venture Coinvestment Fund, L.P.	6/30/25	1,419,998 *
Bain Capital Venture Fund 2005, L.P.	6/30/25	46,596 *
Bain Capital Venture Fund 2007, L.P.	6/30/25	699,983 *
Bain Capital Venture Fund 2009, L.P.	6/30/25	91,709 *
Bain Capital Venture Fund 2012, L.P.	6/30/25	3,845,886 *
Bain Capital Venture Fund 2014, L.P.	6/30/25	1,962,009 *
Bain Capital Venture Fund 2016, L.P.	6/30/25	5,835,110 *
Bain Capital Venture Fund 2019, L.P.	6/30/25	2,966,959 *
Bain Capital Venture Fund 2021, L.P.	6/30/25	1,182,397 *
Bain Capital VII Coinvestment Fund, L.P.	6/30/25	77,383 *
Blackstone Capital Partners VI L.P.	12/31/25	1,197,307 *
Brookfield Capital Partners IV L.P.	9/30/25	2,679,814 *
Carlyle U.S. Equity Opportunity Fund II, L.P.	12/31/25	2,954,824 *
Catalyst Investors V L.P.	12/31/24	10,226,440 *
Catterton Partners VII Special Purpose L.P.	12/31/24	5,121,161 *
CF24XB SCSp	3/17/25	33,392,858 *
Charles River Partnership XIII, L.P.	9/30/25	309,331 *
Charles River Partnership XIV, L.P.	9/30/25	64,919 *
Charles River Partnership XV, L.P.	9/30/25	2,051,281 *
Charles River Partnership XVI, L.P.	9/30/25	11,022,448 *
Charlesbank Equity Fund VIII, Limited Partnership	6/30/25	8,659,638 *
CRV Select Fund I, L.P.	9/30/25	668,214 *
CRV Select Fund II, L.P.	9/30/25	270,318 *
CRV XIX, L.P.	9/30/25	1,330,671 *
CRV XVII, L.P.	9/30/25	3,166,847 *
CRV XVIII, L.P.	9/30/25	1,171,108 *
Factorial Frontier, L.P.	12/10/25	9,766,665 *,(c)
Factorial Funds II, L.P.	12/10/25	1,561,025 *,(c)
FS Equity Partners CV1, L.P.	4/3/25	39,180,947 *
FS Equity Partners IX, L.P.	5/16/25	141,456 *
GA Continuity Fund II, L.P.	3/7/25	42,137,969 *
General Catalyst Group IX, L.P.	12/31/25	16,562,205 *
General Catalyst Group X - Endurance, L.P.	12/31/25	2,851,678 *
Franklin Lexington Private Markets Fund 2025 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Secondary Investments — continued
General Catalyst Group X - Growth Venture, L.P.	12/31/25	$3,051,371 *
General Catalyst Group XI - Endurance, L.P.	12/31/25	5,574,208 *
General Catalyst Group XI - Creation, L.P.	12/31/25	4,112,319 *
General Catalyst Group XI - Feeder, L.P.	12/31/25	3,600,832 *
General Catalyst Group XI - Ignition, L.P.	12/31/25	4,890,443 *
General Catalyst Group XII - Creation, L.P.	12/31/25	4,800,003 *
General Catalyst Group XII - Endurance, L.P.	12/31/25	2,160,268 *
General Catalyst Group XII - Health Assurance, L.P.	12/31/25	664,814 *
General Catalyst Group XII - Ignition, L.P.	12/31/25	3,972,056 *
GI Zeus Holdings LP	8/12/25	5,793,725 *
Green Equity Investors CF IV-C, L.P.	3/31/25	8,621,558 *
Green Equity Investors Side VII, L.P.	9/30/25	7,211,932 *
Green Equity Investors Side X, L.P.	12/19/25	— *,(b)
Green Equity Investors VIII, L.P.	12/31/25	2,245,843 *
Gryphon VI-A Top-Up Co-Investment Partners, L.P.	3/31/25	11,385,339 *
GTCR Capital Solutions Feeder B L.P.	6/30/25	(24,663) *,(b)
GTCR Fund XIII L.P.	6/30/25	8,373,240 *
Hellman & Friedman Capital Partners IX (Parallel), L.P.	9/30/25	12,807,130 *
Hellman & Friedman Capital Partners X, L.P.	12/31/25	3,958,589 *
Hildred Capital ACP-A, LP	8/12/25	21,750,000 *,(c)
Hildred Capital Co-Invest-REBA, LP	9/8/25	6,003,918 *
Insight Partners XII, L.P.	6/30/25	7,113,572 *
Khosla Ventures III, L.P.	12/31/25	241,793 *
Khosla Ventures Seed, L.P.	12/31/25	2,025,717 *
Maverix Growth Equity (Parallel) Fund I, LP	9/30/25	5,437,132 *
Mayfield Select	6/30/25	151,514 *
Mayfield Select II	6/30/25	642,953 *
Mayfield Select III	6/30/25	147,901 *
Mayfield XIII	6/30/25	— *
Mayfield XIV	6/30/25	2,060,550 *
Mayfield XV	6/30/25	3,043,983 *
Mayfield XVI	6/30/25	3,156,302 *
Mayfield XVII	6/30/25	387,369 *
Meritech Capital Partners IV L.P.	6/30/25	21,832 *
Meritech Capital Partners V L.P.	6/30/25	1,682,103 *
Meritech Capital Partners V Sidecar L.P.	6/30/25	338,520 *
Meritech Capital Partners VI L.P.	6/30/25	3,070,319 *
Meritech Capital Partners VII, L.P.	6/30/25	3,209,094 *
Meritech Capital Partners VIII L.P.	6/30/25	1,068,121 *
Meritech Capital Sidecar III L.P.	6/30/25	80,591 *
Meritech Franchise Fund, L.P.	6/30/25	1,273,728 *
New Mountain SRC Continuation Fund, L.P.	4/7/25	16,036,144 *
Offshore Crosslink Ventures VI Unit Trust	2/28/25	684,448 *
OIP Lightning, L.P.	11/24/25	17,400,000 *,(c)
Performance Direct Investments V, L.P.	4/24/25	1,735,094 *
Performance Venture Capital Reinvestment Fund, L.P.	3/11/25	12,965,828 *
Performance Venture Capital VI, L.P.	4/28/25	449,844 *
Point 406 Ventures 2016 Opportunities Fund, L.P.	6/30/25	492,514 *
Point 406 Ventures I, L.P.	6/30/25	214,477 *
Point 406 Ventures II, L.P.	6/30/25	2,102,352 *
Point 406 Ventures III, L.P.	6/30/25	3,605,399 *
Point 406 Ventures IV, L.P.	6/30/25	1,433,712 *
Point 406 Ventures Opportunities Fund II, L.P.	6/30/25	544,793 *
Point 406 Ventures Opportunities Fund III, L.P.	6/30/25	74,196 *
2|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Secondary Investments — continued
Point 406 Ventures V, L.P.	6/30/25	$137,629 *
Polaris Growth Fund I, L.P.	6/30/25	1,090,021 *
Polaris Growth Fund II, L.P.	6/30/25	1,080,188 *
Polaris Growth Fund III, L.P.	10/31/25	— *,(b)
Polaris Partners IX, L.P.	6/30/25	1,238,710 *
Polaris Partners VII, L.P.	6/30/25	2,573,967 *
Polaris Partners VIII, L.P.	6/30/25	2,629,225 *
Polaris Venture Partners V, L.P.	6/30/25	481,728 *
Polaris Venture Partners VI, L.P.	6/30/25	1,229,854 *
RB Equity Fund III-A, L.P.	7/3/25	4,981,034 *
Roark Capital Partners VI (T) L.P.	6/30/25	20,051,655 *
Roark Capital Partners VII (TE) L.P.	6/30/25	— *,(b)
Sageview Capital Partners II (Offshore), L.P.	1/1/25	10,973,707 *
Sageview III (B), L.P.	1/1/25	8,844,015 *
Spark Capital Growth Fund IV, L.P.	6/30/25	1,593,857 *
Spark Capital Growth Fund V, L.P.	6/30/25	595,410 *
Spark Capital VII, L.P.	6/30/25	482,848 *
Spark Capital VIII, L.P.	6/30/25	152,916 *
Stone Point CV, L.P.	10/13/25	7,622,557 *,(c)
Sycamore Partners III, L.P.	7/1/25	21,229,607 *
TA XIV-A L.P.	6/30/25	13,604,557 *
The Resolute Fund V, L.P.	12/31/24	62,234,568 *
TPG Atlas Partners, L.P.	6/23/25	(295,234) *,(b)
Trinity Ventures 2024, L.P.	12/20/24	23,007,563 *
Versant Venture Capital II, L.P.	6/30/25	56,200 *
Vista Equity Partners Hubble, L.P.	2/13/25	58,255,439 *
Wind Point Partners VIII-B, L.P.	12/31/24	12,708,830 *
Total North America		882,319,836
UK/Europe — 22.0%
Advent International GPE VIII-A Ltd. Partnership	9/30/25	6,872,487 *
Apse Capital II, L.P.	12/24/24	31,080,695 *
AVS I (Feeder), L.P.	10/31/25	— *,(b)
Bain Capital Europe Fund V, SCSp	12/31/24	45,170,697 *
Bain Capital Europe Fund VI, SCSp	12/31/24	8,277,944 *
eEquity IV AB	12/31/24	3,673,214 *
Hg Saturn 2 A L.P.	1/1/25	27,800,114 *
Hg Saturn 2 B L.P	10/1/25	7,352,722 *
Hg Saturn 3 A L.P.	1/1/25	14,247,267 *
Inflexion Continuation Fund I (No. 1) Limited Partnership	5/13/25	16,024,276 *
Investcorp Technology Partners IV-A L.P.	12/31/24	8,349,403 *
L Catterton Europe IV SLP	12/31/24	7,627,468 *
L Catterton Europe V SLP	1/31/25	8,231,418 *
Lakestar CF I L.P.	6/30/25	19,217,536 *
MCP Continuation Fund I Cooperatief U.A.	5/20/25	18,986,764 *
MML Dorchester SCSp	12/5/25	2,093,976 *,(c)
Njord SCSp	3/5/25	3,050,930 *
Norvestor SPV III SCSp	7/11/25	11,403,406 *
PAI Strategic Partnerships II SCSp	9/12/25	8,364,499 *,(c)
PCP Fund III B, LP	12/17/25	— *,(b)
Portobello Capital Fondo V, FCR	8/12/25	35,750 *,(c)
Portobello Serveo Continuation Vehicle SCA, SICAV-RAIF	4/24/25	2,016,393 *
Preservation Capital Partners Fund I LP	9/30/25	8,938,627 *
Preservation Capital Partners Fund II LP	9/30/25	5,355,691 *
PSC IV, L.P.	12/31/24	63,924,399 *
Franklin Lexington Private Markets Fund 2025 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Secondary Investments — continued
PSC V (B), SCSp	1/17/25	$9,310,100 *
Rhone Offshore Partners V L.P.	4/4/25	4,675,213 *
Rhone Offshore Partners VI L.P.	4/4/25	6,270,319 *
Rivean Capital SCA SiCAV-RAIF -- Rivean Capital Fund VII Feeder	12/23/24	2,261,237 *
Rivean Special Opportunity Fund II Cooperatief U.A.	12/23/24	21,753,118 *
S.L. 12 Sarl	12/31/24	4,896,998 *
VIP III Feeder L.P.	6/30/25	16,835,047 *
VVI I S.C.Sp.	3/21/25	7,227,167 *
Total UK/Europe		401,324,875
Asia-Pacific — 3.0%
C-Bridge Healthcare Fund V, L.P.	1/1/25	10,083,994 *
CDH Fund V, L.P.	12/31/25	1,895,861 *
CDH V CV Fund, L.P.	12/31/25	— *,(b)
CVC Capital Partners Globetrotter SCSp	11/10/25	1,901,865 *,(c)
Mater Co-Invest L.P.	9/30/25	961,458 *
SAIF Partners IV L.P.	12/31/25	1,753,771 *
Turkish Private Equity Fund III L.P.	9/30/25	817,568 *
VIG Private Equity Fund IV-4	12/31/24	36,044,291 *
VIG Private Equity Fund V-4	2/28/25	1,808,020 *
Total Asia-Pacific		55,266,828
Latin America — 1.9%
Advent Latin American Private Equity Fund IV-G L.P.	9/30/25	393,473 *
Advent Latin American Private Equity Fund V-E L.P.	9/30/25	983,717 *
Advent Latin American Private Equity Fund VI-G Ltd. Partnership	9/30/25	4,712,415 *
Advent Latin American Private Equity Fund VII-B SCSp	9/30/25	3,402,100 *
Advent Latin American Private Equity Fund VIII-B SCSp	11/28/25	— *,(b)
L Catterton Latin America III L.P.	12/31/24	11,409,066 *
L Catterton Latin America IV, L.P.	2/28/25	512,017 *
LCLA3 Brazil Holdings L.P.	12/31/24	13,289,744 *
Total Latin America		34,702,532

Total Secondary Investments		1,373,614,071

Co-Investments — 8.5%(a)
North America — 7.6%
Ares EPW Co-Invest (Parallel) LP	11/21/25	5,000,000 *,(c)
BC Partners Gaia Co-Investment LP	9/12/25	3,122,447 *,(c)
Blackstone Boardwalk Co-Invest L.P.	2/10/25	8,156,877 *
Castle Creek Capital Partners VIII Co-Investment Fund C, L.P.	12/27/24	31,936,801 *
CB ML Co-Invest, L.P.	10/22/25	3,375,000 *,(c)
Cogentrix Co-Investment Fund-D, L.P.	1/17/25	31,174,157 *
CWC Fund I (MFA) L.P.	8/15/25	2,252,523 *
EXPG Holdings, L.P.	12/10/25	3,750,000 *,(c)
Grain Optimus Co-Invest-B, L.P.	4/11/25	— *,(b)
Hometown Food Holdings, LLC	3/31/25	2,450,379 *
KCF Co-Invest, LLC	2/5/25	4,165,909 *,(c)
KPCI Co-Invest 2, L.P.	9/30/25	9,285,714 *,(c)
NM Brilliance Aggregator, L.P.	5/8/25	6,382,932 *
Project Dawn Co-Invest Fund, L.P.	11/24/25	— *,(b)
Project Jupiter Co-Invest Fund, L.P.	10/7/25	4,000,000 *,(c)
Providence Equity Partners IX-C L.P.	7/31/25	10,188,873 *
TPG Growth VI Iron CI, LP	10/15/25	5,000,000 *,(c)
T-X Ultra Co-Invest L.P.	6/17/25	1,878,373 *
VEPF VIII Co-Invest 6-A GP, L.P.	2/27/25	5,567,363 *
Total North America		137,687,348
4|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
		Acquisition Date		Fair Value

Co-Investments — continued
UK/Europe — 0.9%
CapVest Strategic Opportunities 11 SCSp		8/29/25		$— *,(b)
Cronus Aggregator Ltd.		10/15/25		5,000,000 *,(c)
MDCP Co-Investors (Jade I), L.P.		4/29/25		6,181,776 *
Neptune Co-Invest Aggregator, SCSp		2/14/25		5,869,831 *
Total UK/Europe				17,051,607

Total Co-Investments				154,738,955
			Shares	Value
Investments in Exchange-Traded Funds —3.9%(d)
Franklin Senior Loan ETF			3,076,277	72,046,407 (e)
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes —0.0%††,(d)
S.L. 12 Sarl	13.000%	11/27/26	$153,494	180,386
			Shares
Common Stocks —0.0%††,(d)
Alector Inc.			5,055	7,886 *
Rubrik Inc.			2,090	159,843 *
Total Common Stocks				167,729
Total Investments before Short-Term Investments				1,600,747,548
			Shares
Money Market Funds — 14.7%(d)
Dreyfus Government Cash Management	3.672%		268,670,445	268,670,445 (f)
Total Short-Term Investments				268,670,445
Total Investments — 102.3%				1,869,417,993
Liabilities in Excess of Other Assets — (2.3)%				(42,765,498)
Total Net Assets — 100.0%				$1,826,652,495

Franklin Lexington Private Markets Fund 2025 Quarterly Report
|5

Consolidated Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Lexington Private Markets Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Investments have no redemption provisions, are issued in private placement transactions and are restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated
Schedule of Investments. Total fair value of restricted investments as of December 31, 2025, was $1,528,353,026, or 83.7% of net assets. As of
December 31, 2025, the aggregate cost of each investment restricted to resale was 291,000, 199,000, —, 8,907,316, —, 28,550,649, 9,922,695,
3,067,173, 795,545, 1,278,369, 3,657,209, 2,265,229, 40,262,592, 1,274,402, 1,234,440, 33,373,726, 32,938,757, —, 355,742, 348,919, 18,429, 208,862,
30,280, 1,062,691, 420,348, 1,638,932, 769,821, 476,083, 36,641, 1,050,099, 2,808,193, 2,866,993, 7,636,027, 3,903,834, 30,000,000, 318,223, 58,819,
2,333,069, 11,808,871, 7,135,450, 449,667, 251,443, 1,210,172, 3,574,634, 1,262,141, 9,848,809, 1,638,375, 32,748,730, 183,338, 31,835,622,
6,656,335, 803,856, 1,300,810, 1,841,064, 2,244,752, 1,426,040, 1,714,064, 2,194,477, 1,010,560, 456,999, 2,182,207, 4,153,678, 8,464,150, 4,114,431,
—, 1,807,605, 8,885,270, —, 6,773,560, 10,653,425, 3,745,838, 21,750,000, 4,621,211, 6,402,836, 145,077, 1,204,163, 4,500,904, 255,549, 153,575,
61,430, —, 860,020, 1,090,372, 1,068,882, 319,436, 168,369, 1,239,097, 45,816, 3,728,541, 4,085,095, 1,990,332, 388,545, 1,587,966, 14,887,476,
1,076,872, 17,507,750, 1,481,610, 8,317,281, 317,199, 185,519, 92,145, 638,872, 1,092,126, 461,954, 201,490, 100,131, 96,445, 390,103, 565,647, —,
479,154, 921,450, 1,068,882, 8,413, 128,849, 3,710,233, 17,805,364, —, 7,505,967, 6,583,094, 671,635, 585,735, 278,482, 248,545, 7,622,557,
19,426,548, 12,154,450, 55,980,455, —, 18,470,935, 59,710, 35,854,730, 13,123,954, 5,557,250, 20,522,058, —, 35,732,832, 6,702,190, 2,669,144,
27,243,913, 6,713,330, 12,145,375, 13,989,519, 5,374,398, 6,820,857, 6,434,916, 11,843,993, 17,725,025, 2,094,422, 228,141, 10,081,672, 8,483,856, —,
52,491, 1,560,391, 6,997,886, 6,299,767, 47,818,629, 7,611,771, 2,840,784, 5,354,313, 2,311,444, 17,464,565, 5,195,014, 15,668,010, 8,034,296,
6,435,642, 1,465,707, —, 1,939,173, 647,129, 203,799, 304,124, 34,426,685, 1,946,728, 257,270, 603,420, 3,539,026, 2,534,668, —, 7,509,830, 873,861,
12,366,859, 5,012,547, 3,197,269, 5,885,264, 15,282,686, 3,387,799, 18,136,680, 2,255,719, 3,750,000, —, 2,450,297, 2,954,546, 9,285,714, 4,330,411,
—, 4,011,983, 10,274,065, 5,000,000, 1,883,750, 5,068,289, —, 5,000,000, 5,501,463, 5,463,710, respectively, totaling $1,223,263,823.

(b)	Investment has been committed to but has not been funded (Note 1).
(c)	Investment is valued using significant unobservable inputs (Note 1).
(d)	The total cost of Investments in Exchange-Traded Funds, Convertible Bonds & Notes, Common Stocks and Short-Term Investments as of December 31, 2025 was $342,884,175.
(e)	Exchange-Traded Funds are affiliated with Franklin Resources, Inc. and more information about the Exchange-Traded Funds are available at www.franklintempleton.com (Note 2).
(f)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
USD	—	United States Dollar
ETF	—	Exchange-Traded Fund
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,865,884	CAD	4,000,000	HSBC Securities Inc.	1/7/26	$(49,358)
USD	12,957,549	EUR	11,000,000	HSBC Securities Inc.	1/7/26	26,059
USD	192,167,415	EUR	165,000,000	HSBC Securities Inc.	1/7/26	(1,804,935)
USD	4,026,978	GBP	3,000,000	HSBC Securities Inc.	1/7/26	(16,848)
USD	119,103,750	GBP	90,000,000	HSBC Securities Inc.	1/7/26	(2,211,030)
USD	3,502,961	SEK	33,000,000	HSBC Securities Inc.	1/7/26	(82,762)
Net unrealized depreciation on open forward foreign currency contracts						$(4,138,874)

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
6|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Lexington Private Markets Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 20, 2024.
The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund has the flexibility to invest in Private Assets across asset types, including but not limited to buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. The Fund may gain access to Private Assets through a number of different approaches, including: (i) by acquiring interests in Secondary Funds, which are investment vehicles, the interests in which are acquired by the Fund through purchases from existing investors; (ii) by acquiring interests in Primary Funds, which are investments vehicles (other than Secondary Funds) acquired by the Fund through commitments to the issuer (collectively with Secondary Funds, the “Portfolio Funds”); and (iii) by making Co-Investments, which are investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors. The Fund also intends to invest a portion of its assets in liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investments companies, including money market funds and exchange-traded funds (“Liquid Assets”).
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies or for the purpose of facilitating its use of permitted borrowings. Unless otherwise noted, this Schedule of Investments is the Consolidated Schedule of Investments of the Fund and its wholly-owned Subsidiaries. All intercompany accounts and transactions have been eliminated in the consolidation for the Fund.
As of December 31, 2025, the Fund’s wholly-owned subsidiaries are: FLEX Splitter LP, FLEX Delaware LLC, FLEX Cayman LP, FLEX Cayman GP LLC, FLEX Subsidiary LLC, and FLEX Intermediary LLC. FLEX Splitter LP invests primarily in Portfolio Funds and Co-Investments through capital contributed by its partners FLEX Delaware LLC (“Onshore Sub”), FLEX Cayman LP (“Offshore Sub”) and, indirectly, the Fund. FLEX Cayman GP LLC, FLEX Subsidiary LLC and FLEX Intermediary LLC are treated as disregarded entities of the Fund for tax purposes. As of December 31, 2025, 1.53% and 3.24% of the Fund’s total market value of investments are directly or indirectly held by Onshore Sub and Offshore Sub, respectively.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation.  The Fund calculates its net asset value on a monthly basis by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Valuation oversight
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Manager has been designated as the valuation designee and is responsible for the oversight of the monthly valuation process. The Board has designated the Manager to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a-5 under the 1940 Act. The Fund’s Manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s Manager and the Board. The Board oversees the Valuation Committee’s implementation of the valuation policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In its fair valuation process of Portfolio Funds and Co-Investments, the Valuation Committee may consult with the Fund’s sub-adviser, Lexington Advisors LLC (“Lexington”), to seek any unique insights Lexington may have regarding the value of the Fund’s Private Assets. However, Lexington will not determine the fair values assigned to the Fund’s assets. The value of the Fund’s assets will be based on information reasonably available at the time the valuation is made, and that the Valuation Committee believes to be reliable.
Franklin Lexington Private Markets Fund 2025 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
Private Assets
The fair values of the Fund’s investments in Portfolio Funds and certain Co-Investments are generally determined monthly using the net asset value (“NAV”) as a practical expedient in accordance with FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). Portfolio Funds are generally valued based on the latest NAV reported by a Portfolio Fund manager or general partner. Similarly, many Co-Investments are generally valued based on the valuation information provided by the lead or sponsoring private investor. When determining the fair values of Portfolio Funds, the Fund also considers public index returns which may be relevant to individual Portfolio Funds for purposes of considering any adjustments to the fair value of each Portfolio Fund. In addition, the Fund also assesses any public company exposure held by Portfolio Funds, including any material events or price movement, for purposes of determining fair value at the measurement date. The valuation of Portfolio Funds may be based on imperfect information and is subject to inherent uncertainties.
To the extent the Valuation Committee is either unable to utilize the practical expedient under ASC 820, or where the Valuation Committee determines that use of the practical expedient is not appropriate as it will not result in a price that represents the fair value of an investment, the Valuation Committee will make a fair value determination.
Liquid Assets
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third-party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Manager to be unreliable, the market price may be determined by the Manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Long-Term Investments†:
Investments in Exchange-Traded Funds	$72,046,407	—	—	—	$72,046,407
Convertible Bonds & Notes	—	—	$180,386	—	180,386
Common Stocks	167,729	—	—	—	167,729
Other Investments:
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Franklin Lexington Private Markets Fund 2025 Quarterly Report

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Secondary Investments	—	—	$70,496,337	$1,303,117,734	$1,373,614,071
Co-Investments	—	—	42,699,070	112,039,885	154,738,955
Total Long-Term Investments	72,214,136	—	113,375,793	1,415,157,619	1,600,747,548
Short-Term Investments†	$268,670,445	—	—	—	268,670,445
Total Investments	$340,884,581	—	$113,375,793	$1,415,157,619	$1,869,417,993
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$26,059	—	—	$26,059
Total	$340,884,581	$26,059	$113,375,793	$1,415,157,619	$1,869,444,052
	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,164,933	—	—	$4,164,933

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investments in Portfolio Funds and Co-Investments are recorded at fair value, using NAV as a practical expedient. Portfolio Funds and Co-Investments with a fair value of $1,415,157,619 are excluded from the fair value hierarchy as of December 31, 2025. Additionally, Secondary Investments and Co-Investments with a fair value of $109,029,498 are valued at cost as of December 31, 2025.
A listing of Private Asset types held by the Fund and related attributes, as of December 31, 2025, are shown in the below table:

Investment Category	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency*	Notice Period (In Days)	Redemption Restriction Terms**
Co-Investments	$154,738,955	$49,449,673	7-12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	1,373,614,071	459,520,660	1-12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments

*
The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**
Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of Private Asset investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Secondary Investments	$3,705,579	—	—	$(441,096)	$70,937,433
Co-Investments	—	—	—	(112,151)	38,645,313
Convertible Bonds & Notes	—	—	—	6,301	$174,085
Total	$3,705,579	—	—	$(546,946)	$109,756,831
Franklin Lexington Private Markets Fund 2025 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2025[1]
Secondary Investments	—	—	$(3,705,579)	$70,496,337	$(441,096)
Co-Investments	—	$4,165,908	—	42,699,070	(112,151)
Convertible Bonds & Notes:	—	—	—	180,386	6,301
Total	$—	$4,165,908	$(3,705,579)	$113,375,793	$(546,946)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Secondary Investments and Co-Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following investments were considered affiliated companies for all or some portion of the period ended December 31, 2025. The following transactions were effected in such Underlying Funds for the period ended December 31, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Senior Loan ETF	$175,284,215	—	—	$99,933,028	4,205,992

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Franklin Senior Loan ETF	$(2,369,496)	$8,947,024	$(935,284)	$72,046,407
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Franklin Lexington Private Markets Fund 2025 Quarterly Report